36. Gains or losses on financial assets and liabilities (Details 1) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Gains (losses) on financial instruments [abstract]
Financial Assets Measured At Fair Value Through Profit Or Loss		R$ 711,949	R$ 252,253	R$ (138,673)
Financial Assets Measured At Fair Value Through Profit Or Loss Held For Trading	[1]	12,122,794	2,391,080	(2,764,859)
Non-Tranding Financial Assets Mandatorily Measured At Fair Value Through Profit Or Loss		172,828	11,501	61,239
Financial Assets Not Measured At Fair Value Through Profit Or Loss		(239,054)	(57,522)	(138,104)
Financial Assets available-for-sale
Debt instruments		(207,011)	(46,136)	(111,750)
Equity instruments		(32,043)	(11,386)	(26,354)
Financial Assets Measured At Fair Value Through Other Comprehensive Income
Gains or losses from hedge accounting, net		229,543	(134,767)	197,595
Total		R$ 12,998,060	R$ 2,462,545	R$ (2,782,802)

[1]	Includes the exchange hedge of the Bank's interest in Cayman (note 23).